Cover Page	Sep. 15, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2023
Entity Registrant Name	PishPosh, Inc.
Entity Central Index Key	0001611282
Entity File Number	001-41623
Entity Tax Identification Number	88-2267409
Entity Incorporation, State or Country Code	DE
Local Phone Number	659-5921
Entity Address, Address Line One	1915 Swarthmore Avenue
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	813
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false